Note 22 - Share Capital - Ownership Structure Schedule (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Number of shares outstanding (in shares)	111,267,279	110,059,471
Proportion of voting rights held by non-controlling interests	100.00%	100.00%
Servicos especializados em avaliacao de empresas ltda and investimentos ltda [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares)	47,684,968	47,684,968
Proportion of voting rights held by non-controlling interests	42.86%	43.33%
Blackrock inc. [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares)	1,377,231	5,438,129
Proportion of voting rights held by non-controlling interests	1.24%	4.94%
Fitpart fund administration services limited [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares)	8,238,230	5,462,539
Proportion of voting rights held by non-controlling interests	7.40%	4.96%
Appian Way Asset Management LP [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares)	4,712,425	0
Proportion of voting rights held by non-controlling interests	4.24%	0.00%
Nucleo capital fund [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares)	1,456,112	2,996,787
Proportion of voting rights held by non-controlling interests	1.31%	2.72%
Other investors [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares)	47,798,313	48,477,048
Proportion of voting rights held by non-controlling interests	42.96%	44.05%